Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Investment securities:
Debt instruments at amortized cost	¥ 352,863	¥ 316,392
Loans and advances	118,780,427	121,716,465
Deposits:
Borrowings	16,529,331	16,107,158
Debt securities in issue	13,147,317	14,075,084
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	352,863	316,392
Loans and advances	118,780,427	121,716,465
Other financial assets	7,036,770	7,509,528
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	124,923,559	130,910,884
Other deposits	53,585,399	51,186,435
Borrowings	16,115,513	15,684,515
Debt securities in issue	13,147,317	14,075,084
Other financial liabilities	10,911,680	10,523,048
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	350,257	315,077
Loans and advances	121,453,188	124,143,634
Other financial assets	7,033,750	7,506,752
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	124,922,249	130,907,582
Other deposits	53,596,814	51,192,932
Borrowings	16,023,494	15,639,123
Debt securities in issue	13,731,385	14,184,095
Other financial liabilities	¥ 10,911,508	¥ 10,522,900